Segments	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SEGMENTS

Note 22 – SEGMENTS

The Company operates within four main reportable segments: retail drugstores, online pharmacy, drug wholesale and herb farming. The retail drugstores segment sells prescription and over-the-counter (“OTC”) medicines, TCM, dietary supplements, medical devices, and sundry items to retail customers. The online pharmacy sells OTC drugs, dietary supplements, medical devices and sundry items to customers through several third-party platforms such as Alibaba’s Tmall, JD.com and Amazon.com, and the Company’s own platform all over China. The drug wholesale segment includes supplying the Company’s own retail drugstores with prescription and OTC medicines, TCM, dietary supplement, medical devices and sundry items (which sales have been eliminated as intercompany transactions), and also selling them to other drug vendors and hospitals. The Company’s herb farming segment cultivates selected herbs for sales to other drug vendors. The Company is also involved in online sales and clinic services that do not meet the quantitative thresholds for reportable segments and are included in the retail drugstores segment. The segments’ accounting policies are the same as those described in the summary of significant accounting policies. The Company evaluates performance based on profit or loss from operations before interest and income taxes not including nonrecurring gains and losses.

The Company’s reportable business segments are strategic business units that offer different products and services. Each segment is managed separately because they require different operations and markets to distinct classes of customers.

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2023:

	Retail drugstores	Online Pharmacy	Drug wholesale	Herb farming	Total
Revenue	$83,351,768	$32,385,089	$33,075,119	$-	$148,811,976
Cost of goods	56,551,607	28,506,228	29,473,677	-	114,531,512
Gross profit	$26,800,161	$3,878,861	$3,601,442	$-	$34,280,464
Selling expenses	23,644,339	4,266,799	1,266,025	-	29,177,163
General and administrative expenses	13,800,110	439,667	1,425,852	3,055	15,668,684
Stock based compensation	10,360,000	-	-	-	10,360,000
Loss from operations	$(21,004,288)	$(827,605)	$909,565	$(3,055)	$(20,925,383)
Depreciation and amortization	$686,777	$-	$31,225	$-	$718,002
Total capital expenditures	$303,312	$-	$704	$-	$304,016

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2022:

	Retail drugstores	Online Pharmacy	Drug wholesale	Herb farming	Total
Revenue	$84,228,492	$30,219,364	$49,944,699	$-	$164,392,555
Cost of goods	57,290,850	26,621,314	43,961,351	-	127,873,515
Gross profit	$26,937,642	$3,598,050	$5,983,348	$-	$36,519,040
Selling expenses	25,186,258	3,972,465	1,718,236	-	30,876,959
General and administrative expenses	6,736,566	285,062	1,136,092	29,456	8,187,176
Impairment of long-lived assets	-	-	-	148,795	148,795
Loss from operations	$(4,985,182)	$(659,477)	$3,129,020	$(178,251)	$(2,693,890)
Depreciation and amortization	$1,234,419	$-	$22,072	$-	$1,256,491
Total capital expenditures	$296,562	$-	$2,911	$-	$299,473

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2021:

	Retail drugstores	Online Pharmacy	Drug wholesale	Herb farming	Total
Revenue	$76,098,975	$22,485,919	$34,549,739	$-	$133,134,633
Cost of goods	53,093,226	20,146,730	30,650,868	-	103,890,824
Gross profit	$23,005,749	$2,339,189	$3,898,871	$-	$29,243,809
Selling expenses	21,975,048	2,770,997	2,208,869	-	26,954,914
General and administrative expenses	9,088,152	288,890	1,487,303	33,284	10,897,629
Impairment of long-lived assets	-	-	-	228,506	228,506
Loss from operations	$(8,057,451)	$(720,698)	$202,699	$(261,790)	$(8,837,240)
Depreciation and amortization	$1,709,049	$-	$41,841	$-	$1,750,890
Total capital expenditures	$392,788	$-	$-	$-	$392,788

The Company does not have long-lived assets located outside the PRC. In accordance with the enterprise-wide disclosure requirements of FASB’s accounting standard, the Company’s net revenue from external customers through its retail drugstores by main product category for the years ended March 31, 2023, 2022 and 2021 were as follows:

	For the years ended
	March 31,
	2023	2022	2021
Prescription drugs	$27,212,994	$28,503,283	$27,162,968
OTC drugs	32,358,339	35,658,864	30,524,057
Nutritional supplements	8,737,519	9,664,071	6,863,559
TCM	9,719,653	5,353,900	4,560,968
Sundry products	1,082,168	1,544,639	1,379,917
Medical devices	4,241,095	3,503,735	5,607,506
Total	$83,351,768	$84,228,492	$76,098,975

The Company’s net revenue from external customers through online pharmacy by main product category is as follows:

	For the years ended
	March 31,
	2023	2022	2021
Prescription drugs	$10,606,244	$10,331,652	$8,243,099
OTC drugs	13,870,953	11,473,177	7,559,585
Nutritional supplements	2,740,253	2,014,011	956,013
TCM	434,920	315,231	295,410
Sundry products	1,129,701	2,271,009	1,967,174
Medical devices	3,603,018	3,814,284	3,464,638
Total	$32,385,089	$30,219,364	$22,485,919

The Company’s net revenue from external customers through wholesale by main product category is as follows:

	For the years ended
	March 31,
	2023	2022	2021
Prescription drugs	$21,617,636	$41,116,991	$27,477,087
OTC drugs	10,289,987	7,903,824	6,242,630
Nutritional supplements	310,909	424,210	151,657
TCM	458,502	241,828	218,758
Sundry products	64,422	93,338	28,377
Medical devices	333,663	164,508	431,230
Total	$33,075,119	$49,944,691	$34,549,739